Subsequent Events Subsequent Events	12 Months Ended
Dec. 31, 2019
Disclosure of events after reporting period [Abstract]
Subsequent Events
Subsequent Event
Reclassification of Segmented Financial Information
Commencing in the first quarter of 2020, the Company’s segmented financial information will be reported as the Integrated Corridor and Offshore business segments.
Integrated Corridor
The Company’s business in the Integrated Corridor includes: crude oil, bitumen, conventional natural gas, NGL and ethanol production from Western Canada; marketing and transportation of the Company’s and other producers' production; the Upgrader and Asphalt Refinery; Husky Midstream Limited Partnership (35% working interest and operatorship); the Lima Refinery, the BP-Husky Toledo Refinery (50% working interest) and the Superior Refinery in the U.S. Midwest; and the marketing of refined petroleum products including gasoline, diesel and ethanol blended fuels through petroleum outlets. Conventional natural gas production from the Western Canada portfolio is closely aligned with the Company's energy requirements for refining and thermal bitumen production and acts as a natural hedge.
Offshore
The Company’s Offshore business includes operations, development and exploration in Asia Pacific and Atlantic.
The revised segmentation is consistent with the Company’s strategic view of its business and is in alignment with how the Company’s results are assessed by management. If the reclassification of the segmented financial information were to have occurred in 2019, the 2018 and 2019 segmented financial information would have reflected this change as follows:
Segmented Financial Information - Reclassified

	Integrated Corridor
($ millions)	Lloyd Heavy Oil Value Chain		Oil Sands		Western Canada Production		U.S. Refining		Canadian Refined Products
Year ended December 31,	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Gross revenues	5,117	5,308	931	405	506	661	10,250	11,777	2,425	2,752
Royalties	(160)	(137)	(13)	(12)	(41)	(58)	—	—	—	—
Marketing and other	60	458	4	166	101	86	24	(42)	—	—
Revenues, net of royalties	5,017	5,629	922	559	566	689	10,274	11,735	2,425	2,752
Expenses
Purchases of crude oil and products	1,829	2,217	528	306	39	140	8,935	10,342	2,174	2,435
Production, operating and transportation expenses	1,209	1,121	140	132	308	302	869	795	153	151
Selling, general and administrative expenses	154	129	27	28	105	106	51	40	9	10
Depletion, depreciation, amortization and impairment	941	887	938	95	1,034	292	735	450	83	80
Exploration and evaluation expenses	54	32	2	18	111	28	—	—	—	—
Loss (gain) on sale of assets	—	(1)	—	—	(2)	(1)	1	—	(6)	(2)
Other – net	103	(106)	(28)	—	2	5	(654)	(464)	—	(1)
	4,290	4,279	1,607	579	1,597	872	9,937	11,163	2,413	2,673
Earnings (loss) from operating activities	727	1,350	(685)	(20)	(1,031)	(183)	337	572	12	79
Share of equity investment income	9	18	—	—	—	—	—	—	—	—
Financial items
Net foreign exchange gain (loss)	—	—	—	—	—	—	—	—	—	—
Finance income	—	—	—	—	—	—	—	—	—	—
Finance expenses	(48)	(43)	(59)	(21)	(24)	(19)	(18)	(14)	(13)	(11)
	(48)	(43)	(59)	(21)	(24)	(19)	(18)	(14)	(13)	(11)
Earnings (loss) before income taxes	688	1,325	(744)	(41)	(1,055)	(202)	319	558	(1)	68
Provisions for (recovery of) income taxes
Current	(2)	(3)	10	—	—	—	17	9	—	—
Deferred	186	365	(209)	(11)	(283)	(55)	54	115	—	19
	184	362	(199)	(11)	(283)	(55)	71	124	—	19
Net earnings (loss)	504	963	(545)	(30)	(772)	(147)	248	434	(1)	49
Intersegment revenues	452	693	—	—	205	233	3	5	4	6
Expenditures on exploration and evaluation assets(1)	17	18	—	—	3	99	—	—	—	—
Expenditures on property, plant and equipment(1)	939	1,070	38	51	191	322	768	666	73	40
As at December 31,
Total assets	8,312	7,707	2,757	3,237	1,709	2,534	8,645	8,558	838	917

(1)
Excludes capitalized costs related to asset retirement obligations and capitalized interest incurred during the year. Includes Exploration and Production assets acquired through acquisition, but excludes assets acquired through corporate acquisition.

Segmented Financial Information - Reclassified Con't

Integrated Corridor				Offshore		Corporate		Total
Eliminations		Total
2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
(664)	(937)	18,565	19,966	1,552	1,953	—	—	20,117	21,919
—	—	(214)	(207)	(109)	(128)	—	—	(323)	(335)
—	—	189	668	—	—	—	—	189	668
(664)	(937)	18,540	20,427	1,443	1,825	—	—	19,983	22,252

(664)	(937)	12,841	14,503	(24)	52	—	—	12,817	14,555
—	—	2,679	2,501	340	304	(2)	(2)	3,017	2,803
—	—	346	313	55	58	292	283	693	654
—	—	3,731	1,804	1,661	695	104	92	5,496	2,591
—	—	167	78	380	71	—	—	547	149
—	—	(7)	(4)	(1)	—	—	—	(8)	(4)
—	—	(577)	(566)	9	(19)	(16)	(6)	(584)	(591)
(664)	(937)	19,180	18,629	2,420	1,161	378	367	21,978	20,157
—	—	(640)	1,798	(977)	664	(378)	(367)	(1,995)	2,095
—	—	9	18	50	51	—	—	59	69

—	—	—	—	—	—	44	14	44	14
—	—	—	—	3	12	71	52	74	64
—	—	(162)	(108)	(38)	(28)	(151)	(178)	(351)	(314)
—	—	(162)	(108)	(35)	(16)	(36)	(112)	(233)	(236)
—	—	(793)	1,708	(962)	699	(414)	(479)	(2,169)	1,928

—	—	25	6	125	141	25	(72)	175	75
—	—	(252)	433	(393)	35	(329)	(72)	(974)	396
—	—	(227)	439	(268)	176	(304)	(144)	(799)	471
—	—	(566)	1,269	(694)	523	(110)	(335)	(1,370)	1,457
—	—	664	937	—	—	—	—	664	937
—	—	20	117	26	125	—	—	46	242
—	—	2,009	2,149	1,246	1,066	131	121	3,386	3,336

—	—	22,261	22,953	8,077	8,627	2,784	3,645	33,122	35,225